GAIN ON DEBT FORGIVENESS	12 Months Ended
Nov. 30, 2022
Gain On Debt Forgiveness [Abstract]
GAIN ON DEBT FORGIVENESS [Text Block]

19. GAIN ON DEBT FORGIVENESS

For the year ended November 30, 2022, the Company recognized gain on debt forgiveness amounting to $234,303 (2021 - $nil; 2020 - $nil). This composed of remaining £140,000 ($222,771) acquisition cost of Tetra Drones that was forgiven by former shareholder and the £7,155 ($11,532) excess of the net book value of vehicle and related loan released to him (Note 11).